UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:     28-16
                  ------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Brian E. Franc
Title:            Senior Vice President and Chief Compliance Officer
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois     11/5/09
-------------------    -----------------    ----------
     (Signature)         (City/State)         (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number           Name
--------------------      ------------------------------------
028-01190                 Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:  $ 9,912,338
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
                                            ----

                                                    FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                              FORM 13F
                                                             30-Sep-09

                                                                                                              Voting Authority
                                                                                                        ----------------------------
Name of Issuer                                           Value     Shares/    Sh/ Put/ Invstmt Other
                                Title of class CUSIP     (x$1000)  Prn Amt    Prn Call Dscretn Managers Sole        Shared None
------------------------------- -------------- --------- --------- ---------- --- ---- ------- -------- ----------  ------ ---------
ACE Ltd.                        SHS            H0023R105   278,120  5,202,403 SH       Sole               4,849,653          352,750
Accenture Ltd.                  SHS CLASS A    G1151C101    43,228  1,159,850 SH       Sole               1,072,650           87,200
Aon Corp.                       COM            037389103   213,718  5,252,353 SH       Sole               4,909,503          342,850
Avon Products Inc.              COM            054303102    43,914  1,293,110 SH       Sole               1,195,310           97,800
BB&T Corp.                      COM            054937107   234,027  8,591,288 SH       Sole               8,027,988          563,300
BCE Inc.                        COM NEW        05534B760    81,981  3,323,100 SH       Sole               2,953,450          369,650
BP PLC                          SPONSORED ADR  055622104    93,070  1,748,450 SH       Sole               1,439,000          309,450
Bank of New York Mellon Corp.   COM            064058100   290,819 10,031,708 SH       Sole               9,369,085          662,623
Barrick Gold Corp.              COM            067901108    32,283    851,800 SH       Sole                 603,450          248,350
CSX Corp.                       COM            126408103   365,112  8,722,228 SH       Sole               8,153,978          568,250
CVS Caremark Corp.              COM            126650100   383,300 10,724,687 SH       Sole              10,015,037          709,650
Capital One Financial Corp.     COM            14040H105   212,383  5,944,121 SH       Sole               5,573,521          370,600
Caterpillar Inc.                COM            149123101   341,475  6,652,541 SH       Sole               6,228,891          423,650
Chevron Corp.                   COM            166764100   133,859  1,900,600 SH       Sole               1,690,950          209,650
Coca Cola Co.                   COM            191216100    91,538  1,704,610 SH       Sole               1,526,560          178,050
Covidien PLC                    SHS            G2554F105   266,189  6,153,235 SH       Sole               5,753,185          400,050
Credit Suisse Group             SPONSORED ADR  225401108    27,124    487,400 SH       Sole                 357,400          130,000
Cummins Inc.                    COM            231021106   156,134  3,484,357 SH       Sole               3,260,057          224,300
Davita Inc.                     COM            23918K108    30,852    544,700 SH       Sole                 503,900           40,800
Du Pont (E.I.) de Nemours & Co. COM            263534109   118,732  3,694,219 SH       Sole               3,275,219          419,000
Halliburton Co.                 COM            406216101   318,587 11,747,291 SH       Sole              11,038,497          708,794
Hewlett-Packard Co.             COM            428236103   316,281  6,699,451 SH       Sole               6,256,101          443,350
Honeywell International Inc.    COM            438516106   362,109  9,747,201 SH       Sole               9,112,201          635,000
Intel Corp.                     COM            458140100   295,577 15,103,562 SH       Sole              14,114,962          988,600
Intercontinental Hotels Group   SPONS ADR NEW  45857P301     5,093    394,184 SH       Sole                 394,184
JPMorgan Chase & Co.            COM            46625H100   332,662  7,591,545 SH       Sole               7,077,595          513,950
Johnson Controls Inc.           COM            478366107   188,063  7,357,710 SH       Sole               6,887,860          469,850
Lockheed Martin Corp.           COM            539830109   283,712  3,633,601 SH       Sole               3,404,551          229,050
Lowe's Cos Inc.                 COM            548661107   292,964 13,990,659 SH       Sole              13,038,559          952,100
Marathon Oil Corp.              COM            565849106   278,550  8,731,966 SH       Sole               8,179,866          552,100
Masco Corp.                     COM            574599106    33,640  2,603,700 SH       Sole               2,407,650          196,050
Molson Coors Brewing Co - B     CL B           60871R209    67,975  1,396,360 SH       Sole               1,284,260          112,100
Newmont Mining Corp.            COM            651639106   295,214  6,706,355 SH       Sole               6,289,055          417,300
Occidental Petroleum Corp.      COM            674599105   266,394  3,397,881 SH       Sole               3,176,281          221,600
Pepsico Inc.                    COM            713448108   323,464  5,514,214 SH       Sole               5,162,519          351,695
Pfizer Inc.                     COM            717081103   374,155 22,607,552 SH       Sole              21,215,052        1,392,500
Sanofi-Aventis                  SPONSORED ADR  80105N105   130,210  3,523,950 SH       Sole               3,127,950          396,000
Schering-Plough Corp.           COM            806605101   459,668 16,271,427 SH       Sole              15,220,177        1,051,250
Texas Instruments Inc.          COM            882508104   326,812 13,795,338 SH       Sole              12,921,938          873,400
Textron Inc.                    COM            883203101    85,779  4,519,435 SH       Sole               4,248,635          270,800
Toyota Motor Corp.              SP ADR REP2COM 892331307    51,585    656,550 SH       Sole                 494,500          162,050
Viacom Inc Class B              CL B           92553P201   312,501 11,144,829 SH       Sole              10,399,479          745,350
Vodafone Group PLC              SPONS ADR NEW  92857W209   383,820 17,058,658 SH       Sole              15,484,208        1,574,450
Wells Fargo & Co.               COM            949746101   354,326 12,573,662 SH       Sole              11,730,162          843,500
Wyeth                           COM            983024100   335,339  6,902,817 SH       Sole               6,464,367          438,450
REPORT SUMMARY                  45                       9,912,338